SIGNIFICANT ACCOUNTING POLICIES: (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Bank deposits interest rate, minimum	0.87%
Bank deposits interest rate, maximum	1.32%
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0	$ 0
Wrote off a bad debt		$ 19
Share options and RSUs [Member]
Loss per share [Line Items]
Shares excluded from the computation of diluted net loss per share, because the effect of their inclusion in the computation would be anti-dilutive	2,124,951	1,171,125	673,125
Warrants [Member]
Loss per share [Line Items]
Shares excluded from the computation of diluted net loss per share, because the effect of their inclusion in the computation would be anti-dilutive	2,064,937	2,716,956
Convertible loans [Member]
Loss per share [Line Items]
Shares excluded from the computation of diluted net loss per share, because the effect of their inclusion in the computation would be anti-dilutive			715,546